Details of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	[1]
Cash and Cash Equivalents [Line Items]
Cash and deposits in bank	$ 59,751	$ 58,391
Time deposits	269,392	199,064
Bonds acquired under repurchase agreements	30,310	17,028
Total cash and cash equivalents	359,453	274,483	$ 180,519		$ 194,211
Restricted cash (Note 2)	22,070	46,694
Total cash ,cash equivalents, and restricted cash	$ 381,523	$ 321,177	$ 202,156	[1]	$ 215,892	[1]	$ 179,584

[1]	The restricted cash is only included in the amount of "as adjusted" item.